Trade Receivables and Other - Summary of Carrying Amounts of Total Trade Receivables - Net by Currency (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Trade receivables [line items]
Total trade receivables-net	€ 526	€ 306
Euro [member]
Trade receivables [line items]
Total trade receivables-net	267	124
U.S. Dollar [member]
Trade receivables [line items]
Total trade receivables-net	232	164
Swiss Franc [member]
Trade receivables [line items]
Total trade receivables-net	8	4
Other currencies [member]
Trade receivables [line items]
Total trade receivables-net	€ 19	€ 14